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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4915

                           DNP Select Income Fund Inc.
               (Exact name of registrant as specified in charter)

     55 East Monroe Street, Chicago, Illinois                         60603
     (Address of principal executive offices)                      (Zip code)

          Nathan I. Partain                         John R. Sagan
          DNP Select Income Fund Inc.               Mayer, Brown, Rowe & Maw LLP
          55 East Monroe Street                     190 South LaSalle Street
          Chicago, Illinois 60603                   Chicago, Illinois 60603

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-5510

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.(S) 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        The Annual Report to Stockholders follows.

Dear Fellow Shareholders:

    Performance Review: We are pleased to report that your Fund had a total return (market price change plus income) of 17.4% for the year ended December 31, 2004. In comparison, the S&P Utilities Index had a total return of 24.3%. A composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 19.4%.

    On a longer-term basis, as of December 31, 2004, your Fund had a three-year cumulative total return of 36.3%. In comparison, the S&P Utilities Index had a total return during that period of 10.0%, while a composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 12.1%. For the three-year period, your Fund also outperformed the S&P 500 Index return of 11.3% and the Dow Jones Industrial Average return of 14.9%.

    Consistent with its primary objective of current income, the Fund declared twelve monthly 6.5 cent per share dividends during 2004. The Fund also declared an extra one and one-half cents per share in the final dividend of the year (paid in January 2005). This "extra" amount was declared because the Fund's 2004 operating earnings and investment gains exceeded 78 cents per share. This was the thirteenth "extra" dividend in the last seventeen years.

    The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 6.54% common stock dividend yield based on the December 31, 2004 closing price of $11.92 per share. That yield compares favorably with the quarter-end yields of 3.19% on the Dow Jones Utility Index and 3.44% on the S&P Utilities Index.

    Is Fed Policy Still Relevant for Investors? Common sense and economic theory suggest to investors that the Federal Reserve's (Fed's) monetary policy does matter. After all, the Fed's policy decisions affect the availability and cost of money and credit, which in turn affect a wide range of economic variables including employment, output, and the prices of goods and services. The capital markets, both stock and bond, have their valuations set in part by the cost and availability of credit, and the outlook for the demand for goods and services. Moreover, investor intuition says that certain stock market sectors and companies are more sensitive than others to changes in monetary policy.

    A study by Conover, Jensen, Johnson, and Mercer published in the January/February issue of the Financial Analysts Journal quantifies the impact of monetary policy on the aggregate stock markets, their economic sectors, and individual companies. The study covered long-term stock returns from 1963 to 2001. Sensitivity to monetary policy was measured relative to several criteria including company size and industry. The study had several conclusions that would not surprise investors and several that could be characterized as surprising.

    Not surprising is the conclusion that monetary conditions have a strong relationship with security returns. In periods of monetary accommodation (when the Fed is lowering interest rates), investors tend to enjoy above average stock returns. Likewise, in periods of monetary restraint (when the Fed is raising interest rates), investors tend to experience below average stock returns. This relationship of Fed policy and equity returns is very consistent. Also not surprising, is the higher sensitivity of small company stocks to monetary conditions. Small companies typically are more financially sensitive to the cost of capital and consumer demand.

    The study findings also indicate that the returns on cyclical industry stocks, those with the most sensitivity to general business conditions, are the most closely tied to monetary policy. Defensive sectors performed best during periods of restrictive monetary policy. Perhaps partly surprising to investor intuition is that utilities ranked second of the best performing sectors during periods of restrictive monetary policy. We will see if the conclusions of this study in regard to utilities hold true in the current cycle.

    It seems clear that current monetary policy is becoming more restrictive. In January 2004, the Federal Reserve changed its commitment to hold rates steady for "a considerable period" in favor of saying that it would be "patient." In June 2004, the Fed raised the federal funds rate for the first time in more than four years, the first of five rate hikes in 2004, and began speaking about "measured" increases in short-term rates. The recently released minutes of the December 14, 2004 Fed policy meeting cites robust consumer spending, gradually improving employment conditions, increasing single-family home and condo prices, and the role of prolonged monetary accommodation in potential excessive risk-taking in financial markets as reasons it would continue to move in the direction of monetary restraint.

    Less clear is how the economy and capital markets will respond to the Fed's current steps toward a more restrictive monetary policy. Favorable business fundamentals are expected to remain intact through 2005, though the rate of increase in aggregate corporate revenue and profits is widely forecasted to decline somewhat. Interest rates remain historically low and corporations have access to low cost capital and many have generated sizable cash pools from internal operations.

    Your Fund managers spend more time focused on utility and REIT fundamentals and valuations than divining macro-economic conditions, and we believe that there are many and varied reasons for investing in utilities and REITs. When we speak to shareholders and potential shareholders, we often refer to the diversification benefits of utilities--that utility stock prices can move differently from the stocks of other economic sectors and, therefore, may enhance long-term portfolio returns and reduce portfolio volatility. We also refer to the importance of higher yield in long-term total return. More recently, however, we have also discussed improving utility company fundamentals--the continuing emphasis on stable and predictable earnings, strong cash flow, financial strength, and efficient operation of core businesses.

    At the February Board meeting each year, the Fund's analysts present utility and REIT industry trends and outlooks. A more through review of specific issues based on those presentations will appear in our next quarterly letter to you.

    Board of Directors Meeting: At the regular December 2004 Board of Directors' meeting, the Board declared the following monthly dividends:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                          8.0       December 31 January 10
                          6.5       January 31  February 10
                          6.5       February 28 March 10

    At the regular February 2005 Board of Directors' meeting, the Board declared the following monthly dividends:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                          6.5        March 31     April 11
                          6.5        April 29     May 10
                          6.5        May 31       June 10

    The determination of the character of all Fund distributions (specifying which portion is ordinary income, qualifying dividend income, short or long term capital gains, or return of capital) is made each year-end and is reported to shareholders on Form 1099-DIV, which is mailed every year in late January.

    At the February 2005 meeting, the Board reviewed the Fund's dividend policy and reaffirmed the current 6.5 cents per share per month distribution rate. Interest rates remain near 40-year lows despite recent Federal Reserve actions and utility common stock dividends are well below their long-term average. In 2004, the Fund made increased use of realized gains to supplement its investment income and reduced its use of short-term trading strategies designed to capture dividend income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders derived from realized gains will be treated as ordinary income for tax purposes. In addition, the reduced use of short-term trading strategies by the Fund has lowered the Fund's portfolio turnover rate and transaction costs. In the future, after the Fund utilizes all of its tax loss carryforwards and, in the absence of an increase in the yields available on Fund investments and/or realizable gains on Fund investments, the Fund's dividend distributions may include a portion of non-taxable return of capital in order to maintain the dividend rate.

    Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available as a benefit to all registered shareholders and also offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. These services are offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com). Information on these services is also available on the Fund's web site at the address noted below.

    Visit us on the Web--You can obtain the most recent shareholder financial reports and dividend information at our web site, http://www.dnpselectincome.com.

    We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

             /s/ Claire V. Hansen       /s/ Nathan I. Partain
             Claire V. Hansen, CFA      Nathan I. Partain, CFA
             Chairman                   President and Chief
                                        Executive Officer

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors of DNP Select Income Fund Inc.:

   We have audited the accompanying statement of assets and liabilities of DNP Select Income Fund Inc., including the schedule of investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 5, 2002.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DNP Select Income Fund Inc. at December 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                            /s/ Ernst & Young
                                      LLP
           Chicago, Illinois
           February 11, 2005

                          DNP SELECT INCOME FUND INC.
                            SCHEDULE OF INVESTMENTS
                               December 31, 2004

COMMON STOCKS--89.8%

                                                                 Market
                                                                 Value
   Shares    Company                                            (Note 1)
   --------- -------                                         ---------------

             [_] ELECTRIC--52.5%

   1,201,000 Ameren Corp.................................... $    60,218,140
     800,000 Cinergy Corp...................................      33,304,000
   1,163,650 Dominion Resources Inc.........................      78,825,651
   1,000,000 DTE Energy Co..................................      43,130,000
   1,100,000 Energy East Corp...............................      29,348,000
   2,000,000 Exelon Corp....................................      88,140,000
   1,700,000 FirstEnergy Corp...............................      67,167,000
     579,400 FPL Group Inc..................................      43,310,150
   1,080,000 Iberdrola S.A. (Spain).........................      27,451,407
     215,000 National Grid Transco PLC ADR..................      10,317,850
     770,000 National Grid Transco PLC (United Kingdom).....       7,332,488
   1,200,000 NiSource Inc...................................      27,336,000
   1,318,600 NSTAR..........................................      71,573,608
     701,800 Pinnacle West Capital Corp.....................      31,166,938
     544,000 PPL Corp.......................................      28,984,320
   1,375,000 Progress Energy Inc............................      62,205,000
   1,000,000 Public Service Enterprise Group Inc............      51,770,000
   1,000,000 Scottish & Southern Energy ADR.................      16,751,100
     850,000 Scottish & Southern Energy PLC (United Kingdom)      14,238,471
     368,700 Scottish Power PLC ADR.........................      11,488,692
   2,300,000 Southern Co....................................      77,096,000
     179,600 TXU Corp.......................................      11,594,976
   1,500,000 Vectren Corp...................................      40,200,000
     581,000 WPS Resources Corp.............................      29,026,760
   2,999,304 Xcel Energy Inc................................      54,587,333
                                                             ---------------
                                                               1,016,563,884

             [_] GAS--8.9%

   1,076,000 AGL Resources Inc..............................      35,766,240
   1,000,000 Atmos Energy Corp..............................      27,350,000
   1,000,000 Keyspan Corp...................................      39,450,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                            Market
                                                            Value
         Shares    Company                                 (Note 1)
         --------- -------                              ---------------
           900,000 Peoples Energy Corp................. $    39,555,000
         1,000,000 WGL Holdings Inc....................      30,840,000
                                                        ---------------
                                                            172,961,240

                   [_] TELECOMMUNICATION--15.8%

         1,600,000 BCE Inc.............................      38,608,000
           565,000 BT Group PLC ADR....................      22,334,450
         1,529,200 BellSouth Corp......................      42,496,468
         1,250,000 Chunghwa Telecom Co. Ltd............      26,312,500
         2,000,000 Citizens Communications Co..........      27,580,000
         1,392,230 SBC Communications, Inc.............      35,877,767
           856,250 Telecom Corp of New Zealand Ltd. ADR      30,362,625
         1,068,400 Telstra Corp. Ltd. ADR..............      20,449,176
         1,519,000 Verizon Communications Inc..........      61,534,690
                                                        ---------------
                                                            305,555,676

                   [_] NON-UTILITY--12.6%

            51,194 Alexandria Real Estate Equities Inc.       3,809,857
            64,478 AMB Property Corp...................       2,604,266
           251,692 Archstone Smith Trust...............       9,639,804
            66,534 Arden Realty Inc....................       2,509,662
               111 AvalonBay Communities Inc...........           8,358
           218,408 Boston Properties Inc...............      14,124,445
            43,000 BRE Properties Inc..................       1,733,330
            77,653 Camden Property Trust...............       3,960,303
            78,453 CBL & Associates Properties Inc.....       5,989,887
           327,320 CenterPoint Properties Trust........      15,675,355
           208,999 Corporate Office Properties Trust...       6,134,121
           229,309 Developers Diversified Realty Corp..      10,174,440
            19,460 Duke Realty Corp....................         664,364
            72,914 Equity Office Properties Trust......       2,123,256
           248,610 Equity Residential..................       8,994,710
            53,774 Essex Property Trust Inc............       4,506,261
            45,000 Extra Space Storage Inc.............         599,850
           304,292 General Growth Properties Inc.......      11,003,199
            84,130 Health Care Property Investors Inc..       2,329,560

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                               Market
                                                               Value
      Shares    Company                                       (Note 1)
      --------- -------                                    ---------------
         63,800 Health Care REIT Inc...................... $     2,433,970
         53,526 Healthcare Realty Trust Inc...............       2,178,508
         51,873 Home Properties Inc.......................       2,230,539
         69,268 Hospitality Properties Trust..............       3,186,328
         86,279 iStar Financial Inc.......................       3,904,988
         78,994 Kilroy Realty Corp........................       3,376,994
         92,968 Kimco Realty Corp.........................       5,391,214
         72,720 LaSalle Hotel Properties..................       2,314,678
        160,226 The Macerich Co...........................      10,062,193
        116,597 Pan Pacific Retail Properties Inc.........       7,310,632
        265,662 ProLogis..................................      11,511,134
         78,538 Public Storage, Inc.......................       4,378,493
         45,571 Realty Income Corp........................       2,304,981
        149,355 Reckson Associates Realty Corp............       4,900,338
         86,412 Regency Centers Corp......................       4,787,225
         55,140 Shurgard Storage Centers Inc. Class A.....       2,426,711
        259,811 Simon Property Group Inc..................      16,801,977
        187,571 SL Green Realty Corp......................      11,357,424
         97,070 Starwood Hotels & Resorts Worldwide, Inc..       5,668,888
        130,270 Sunstone Hotel Investors Inc..............       2,707,011
        111,595 United Dominion Realty Trust Inc..........       2,767,556
          9,860 U-Store It Trust..........................         171,071
        229,679 Vornado Realty Trust......................      17,485,462
        183,350 Weingarten Realty Investors...............       7,352,335
                                                           ---------------
                                                               243,595,678
                                                           ---------------
                Total Common Stocks (Cost--$1,450,893,007)   1,738,676,478
                                                           ---------------

      PREFERRED STOCKS--16.1%

                [_] UTILITY--16.1%

        200,000 Alltel Corp.
                7 3/4% due 5/17/05........................      10,578,000
        750,000 Ameren Corp.
                9 3/4% due 5/15/05........................      21,570,000
      1,200,000 Centurytel Inc.
                6 7/8% due 5/15/05........................      31,800,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                               Market
                                                               Value
     Shares    Company                                        (Note 1)
     --------- -------                                     ---------------
       626,200 Cinergy Corp.
               9 1/2% due 2/16/05......................... $    39,701,080
       986,700 DTE Energy Co.
               8 3/4% due 8/16/05.........................      25,723,269
       500,000 FPL Group Inc.
               8 1/2% due 2/16/05.........................      30,755,000
     1,200,000 Great Plains Energy Inc.
               8% due 2/16/07.............................      32,220,000
       412,000 Keyspan Corp.
               8 3/4% due 5/16/05.........................      21,494,040
       775,000 Oneok Inc.
               8 1/2% due 2/16/06.........................      27,667,500
       500,000 Sempra Energy
               8 1/2% due 5/17/05.........................      15,560,000
       172,700 Southern Union Co.
               5 3/4% due 8/16/06.........................      12,589,830
       400,000 TXU Corp.
               8 3/4% due 11/16/05........................      12,584,000
       500,000 TXU Corp...................................
               8 1/8% due 5/16/06.........................      28,575,000
                                                           ---------------
               Total Preferred Stocks (Cost--$268,306,718)     310,817,719
                                                           ---------------

BONDS--34.2%

                                                       Ratings*
                                              --------------------------
                                                                Standard
                                                                  and
Par Value                                       Fitch   Moody's  Poor's
------------ -                                --------- ------- --------

             [_] ELECTRIC--11.2%

$ 18,050,000 Comed Financing II
             8 1/2%, due 1/15/27............. Not Rated  Baa2     BBB        19,775,454
   7,500,000 Commonwealth Edison Co.
             9 7/8%, due 6/15/20............. A-         A3       A-          7,878,660
  24,000,000 Dominion Resources Capital Trust
             7.83%, due 12/01/27............. BBB        Baa2     BBB-       26,112,624

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                     Ratings*
                                            --------------------------
                                                              Standard     Market
                                                                and        Value
Par Value    Company                          Fitch   Moody's  Poor's     (Note 1)
------------ -------                        --------- ------- -------- ---------------
$ 14,900,000 El Paso Electric Co.
             8.90%, due 2/01/06............ NR         Baa2     BBB    $    15,750,671
   5,000,000 El Paso Electric Co., Series E
             9.40%, due 5/01/11............ Not Rated  Baa2     BBB          5,521,340
   6,106,000 FPL Group Capital Inc.
             7 5/8%, due 9/15/06........... A-         A2       A-           6,524,859
  15,825,000 Niagara Mohawk Power Corp.
             8 7/8%, due 5/15/07........... Not Rated  Baa1     A-          17,585,690
   5,000,000 Progress Energy Inc.
             7 3/4%, due 3/01/31........... BBB-       Baa2     BBB-         6,019,240
   9,000,000 PSEG Power LLC
             8 5/8%, due 4/15/31........... BBB        Baa1     BBB         11,986,578
  22,750,000 Puget Capital Trust
             8.231%, due 6/01/27........... Not Rated  Ba1      BB          22,118,642
  29,860,000 Southern California Edison Co.
             8%, due 2/15/07............... BBB+       A3       BBB         32,532,888
  13,000,000 Southern Co. Capital Trust II
             8.14%, due 2/15/27............ Not Rated  Baa1     BBB+        14,189,292
  11,750,000 Virginia Electric & Power Co.
             8 5/8%, due 10/01/24.......... A-         A2       A-          12,241,996
  17,700,000 Virginia Electric & Power Co.
             8 1/4%, due 3/01/25........... A-         A2       A-          18,441,966
                                                                       ---------------
                                                                           216,679,900

             [_] GAS--4.1%

   5,000,000 KN Energy Inc.
             7 1/4%, due 3/01/28........... BBB        Baa2     BBB          5,708,255
  10,000,000 Northern Border Partners LP
             8 7/8%, due 6/15/10........... BBB+       Baa2     BBB+        12,056,170
  15,000,000 Panhandle Eastern
             8 5/8%, due 4/15/25........... BBB-       Baa3     BBB-        15,747,570

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                             Ratings*
                                                    --------------------------
                                                                      Standard     Market
                                                                        and        Value
Par Value    Company                                  Fitch   Moody's  Poor's     (Note 1)
------------ -------                                --------- ------- -------- ---------------
$  6,488,000 Southern Union Co.
             7.60%, due 2/01/24.................... BBB        Baa3     BBB    $     7,536,221
   8,850,000 Southern Union Co.
             8 1/4%, due 11/15/29.................. BBB        Baa3     BBB         11,201,879
  10,000,000 TE Products Pipeline Co.
             7.51%, due 1/15/28.................... Not Rated  Baa3     BBB         10,775,450
  15,500,000 Trans-Canada Pipeline
             9 1/8%, due 4/20/06................... Not Rated  A3       BBB+        16,576,831
                                                                               ---------------
                                                                                    79,602,376

             [_] TELECOMMUNICATION--11.9%

  15,200,000 AT&T Wireless Services Inc.
             7 1/2%, due 5/01/07................... A          Baa2     A           16,518,478
  22,000,000 British Telecom PLC
             8 3/8%, due 12/15/10.................. A          Baa1     A-          26,450,688
  15,000,000 Centurytel Inc.
             8 3/8%, due 10/15/10.................. BBB+       Baa2     BBB+        17,747,595
   5,000,000 Centurytel Inc.
             6 7/8%, due 1/15/28................... BBB+       Baa2     BBB+         5,315,885
   5,645,000 Comcast Cable Communications Inc.
             8 3/8%, due 5/01/07................... BBB        Baa3     BBB          6,246,418
  10,000,000 Deutsche Telecom International Finance
             BV
             7 3/4%, due 6/15/05................... A-         Baa1     BBB+        10,234,170
  10,000,000 France Telecom SA
             7.20%, due 3/01/06.................... A-         Baa2     BBB+        10,502,560
  10,000,000 France Telecom SA
             7 3/4%, due 3/01/11................... A-         Baa2     BBB+        11,943,720
  17,625,000 GTE Corp.
             7.90%, due 2/01/27.................... A+         A3       A+          19,291,391
   5,000,000 GTE North Inc., Series C
             7 5/8%, due 5/15/26................... A+         A1       A+           5,282,030
  10,000,000 Koninklijke KPN NV
             8.00%, due 10/01/10................... BBB+       Baa1     A-          11,817,290

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                      Ratings*
                                            ----------------------------
                                                                Standard     Market
                                                                  and        Value
Par Value    Company                          Fitch    Moody's   Poor's     (Note 1)
------------ -------                        --------- --------- -------- ---------------
$ 10,000,000 Sprint Capital Corp.
             8 3/8%, due 3/05/12........... BBB       Baa3        BBB-   $    12,198,470
  10,000,000 TCI Communications Inc.
             8 3/4%, due 8/01/15........... BBB       Baa3        BBB         12,778,030
  11,500,000 Telefonica Europe BV
             7 3/4%, due 9/15/10........... A         A3          A           13,501,782
   6,724,000 360 Communications Co.
             7 1/2% due 3/01/06............ A         A2          A            7,048,319
  10,500,000 Verizon Global Funding Corp.
             7 3/4%, due 12/01/30.......... A+        A2          A+          13,095,884
  20,000,000 Vodaphone Group PLC
             7 3/4%, due 2/15/10........... A         A2          A           23,234,080
   5,000,000 Vodaphone Group PLC
             7 7/8%, due 2/15/30........... A         A2          A            6,467,190
                                                                         ---------------
                                                                             229,673,980

             [_] NON-UTILITY--7.0%
 #25,000,000 Belford U.S. Capital Co. LLC
             2.33%, due 3/08/05............ AAA       Not Rated   AAA         25,003,400
   7,361,000 Continental Cablevision Inc.
             9.50%, due 8/01/13............ BBB       Baa3        BBB          7,970,366
 #20,000,000 Countrywide Home Loans Inc.
             2.14%, Series L, due 1/18/05.. A         A3          A           20,000,000
 #25,000,000 Countrywide Home Loans Inc.
             2.61%, Series M, due 6/23/05.. A         A3          A           24,995,579
   8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20........... A+        A2          A+          11,867,416
  10,000,000 EOP Operating LP
             7 3/4%, due 11/15/07.......... BBB+      Baa2        BBB+        11,043,800
 #15,000,000 Sigma Finance Inc.
             2.46%, due 1/28/05............ AAA       Aaa         AAA         15,000,000
 #20,000,000 Stanfield Victoria Funding LLC
             2.33%, due 6/01/05............ Not Rated Aaa         AAA         20,004,620
                                                                         ---------------
                                                                             135,885,181
                                                                         ---------------
             Total Bonds (Amortized Cost--$641,710,047).................     661,841,437
                                                                         ---------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                                                             Market
Par Value/                                                                                   Value
Shares       Company                                                                        (Note 1)
------------ -------                                                                     ---------------

U.S. TREASURY OBLIGATION--0.1%

$  2,000,000 U.S. Treasury Bond
             10 3/4%, due 8/15/05....................................................... $     2,099,688
                                                                                         ---------------
             Total U.S. Treasury Obligation (Amortized Cost--$2,052,999)................       2,099,688
                                                                                         ---------------

MONEY MARKET INSTRUMENTS--20.5%

  #2,971,542 AIM STIC Liquid Assets Portfolio...........................................       2,971,542
  #4,990,000 Chesham Finance LLC
             2.31%, due 1/03/05.........................................................       4,989,360
 #26,000,000 Credit Suisse First Boston LLC Repurchase Agreement 2.363%, dated
             12/31/04, due 1/03/05, with a repurchase price of $26,005,120 and
             collateralized by $26,522,624 Continental Airlines 9.56% ABS due 9/01/19...      26,000,000
 #50,000,000 Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement
             2.363%, dated 12/31/04, due 1/03/05, with a repurchase price of $50,009,846 and collateralized by $51,003,866 American Express Credit 2.47% Medium
             Term Note due 10/14/05.....................................................      50,000,000
  25,000,000 General Electric Capital Corp.
             2.00%, due 1/03/05.........................................................      24,997,222
 #50,000,000 Goldman Sachs & Co. Repurchase Agreement, 2.373%, dated 12/31/04, due
             01/03/05, with a repurchase price of $50,009,887 and collateralized by
             $22,666,180 CWHL 2003-26 2A1 2.81% CMO due 8/25/33 and $28,333,820
             CCMSC 1999-2 A2 7.20% CMO due 1/15/32......................................      50,000,000
 #50,000,000 Greenwich Capital Markets Inc. Repurchase Agreement, 2.393%, dated
             12/31/04, due 1/03/05, with a repurchase price of $50,009,971 and collateralized by $398,884 BCF 1997-R1 WAC 1.87% 144A CMO due 3/25/37;
             $3,944,917 CWALT 2004-18CB 2A1 4.00% CMO due 9/25/34; $6,562,906
             CSFB 2004-1 5A1 5.50% CMO due 2/25/19; $194,685 IMPAC 2002-1 AII
             6.50% CMO due 4/25/32; $103,522 MSSTR 2003-1 2A1 6.00% CMO due
             2/25/33; and $39,797,844 WAMU 2004-RP1 2A 4.246% 144A CMO due
             1/25/34....................................................................      50,000,000
 #18,380,322 Janus Institutional Cash Reserves Fund.....................................      18,380,322

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                                                                 Market
Par Value/                                                                                       Value
Shares        Company                                                                           (Note 1)
------------- -------                                                                          -----------
#$ 50,000,000 Lehman Brothers Inc. Repurchase Agreement, 2.363%, dated 12/31/04, due
              1/03/05, with a repurchase price of $50,009,846 and collateralized by $2,001,227
              AABST 2003-6 B1 4.11% ABS due 3/25/35; $3,056,897 American Airlines
              6.98% ABS due 4/01/11; $420,823 American Airlines 7.86% ABS due 10/01/11;
              $5,789,530 ARNIM 2004-WN10 A 4.21% 144A ABS due 11/25/34; $4,271,638
              ABFCN 2004-OPT4 N1 4.45% 144A ABS due 5/26/34; $523,612 HEAT 2003-
              4N A 8.00% 144A ABS due 11/27/33; $2,321,730 CPLT 1987-A B 4.50% ABS
              due 10/01/29; $585,407 CONAL 2000-2 A1 7.71% ABS due 10/02/22; $785,751
              Continental Airlines 6.70% ABS due 6/15/21; $1,249,063 FFML 2004-FFH4 M6
              3.57% ABS due 1/25/35; $1,250,816 FHLT 2004-3 M9 4.97% ABS due
              11/25/34; $2,003,293 GT 1998-3 A5 6.22% ABS due 3/01/30; $5,033,849 MSAC
              2004-HE2 B3 5.92% ABS due 3/25/34; $677,161 Northwest Airlines Corp.
              7.58% ABS due 3/01/19; $1,048,653 PHMS 1993-23 A9 6.50% CMO due
              7/25/08; $5,529,539 FFNT 2004-FF7A A 5.00% 144A ABS due 9/27/34;
              $5,413,937 FRENT 2004-3 A 4.50% 144A ABS due 11/27/34; $3,332,079
              SAILN 2004-AA A 4.50% 144A ABS due 10/27/34; $1,604,530 SAIL 2004-10
              M6 4.77% ABS due 11/25/34; and $4,098,969 TMTS 2004-19HE M4 4.37%
              144A ABS due 10/25/34........................................................... $50,000,000
  #50,000,000 Merrill Lynch Government Securities Inc. Repurchase Agreement, 2.393%, dated
              12/31/04, due 1/03/05, with a repurchase price of $50,009,971 and collateralized by $2,007,613 BSCMS 2004-ESA J 5.82% 144A CMO due 5/14/16; $1,499,987
              HEMT 2004-6 M5 6.71% CMO due 4/25/35; $194,330 FCLT 1997-CHL1 B
              7.81% 144A CMO due 4/29/39; $11,883,937 FCLT 1997-CHL1 D 7.81% 144A
              CMO due 4/29/39; $4,589,910 MLCC 2004-1 M2 4.75% CMO due 12/25/34;
              $2,753,946 MLCC 2004-1 M3 4.75% CMO due 12/25/34; $1,205,060 MSC
              1997-RR E 7.71% 144A CMO due 4/30/39; $6,861,435 SBM7 1997-HUD2 B2
              7.00% CMO due 7/25/24; $10,785,208 WFMBS 2004-BB B1 4.59% CMO due
              1/25/35; $6,598,353 WFMBS 2004-BB B2 4.59% CMO due 1/25/35; and
              $4,123,742 WFMBS 2004-BB B3 4.59% CMO due 1/25/35...............................  50,000,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2004

                                                                                                Market
Par Value/                                                                                      Value
Shares       Company                                                                           (Note 1)
------------ -------                                                                          -----------
#$50,000,000 Nomura Securities International Inc. Repurchase Agreement, 2.363%, dated
             12/31/04, due 1/03/05, with a repurchase price of $50,009,846 and collateralized by $307,745 AMAC 2002-9 A2 5.75% CMO due 12/25/32; $280,247 AHM
             2004-3 5A 4.29% CMO due 10/25/34; $2,439,645 BOAA 2003-2 CB6 5.58%
             CMO due 4/25/33; $764,870 BSCMS 2004-T14 A3 4.80% CMO due 1/12/41;
             $58,941 CWHL 2002-16 1A14 6.50% CMO due 9/25/32; $2,643,298 CWHL
             2003-J3 1A2 5.03% CMO due 5/25/33; $877,533 CWALT 2002-17 A6 5.63%
             CMO due 1/25/33; $682,744 CWHL 2002-31 A11 6.00% CMO due 1/25/33;
             $1,729,791 CWHL 2003-41 A2 5.25% CMO due 12/25/33; $36,599 CMAT
             1999-C2 C 7.80% CMO due 11/17/32; $607,286 CSFB 2002-22 4X 7.50% CMO
             due 7/25/32; $1,915,572 FHASI 2003-9 1A9 5.18% CMO due 11/25/33; $2,846
             JPMCC 2004-FL1A XFL 0.01% 144A CMO due 4/16/19; $2,315,654 MASTR
             2003-7 4A36 4.68% CMO due 9/25/33; $2,996,936 MASTR 2003-7 4A46 5.13%
             CMO due 9/25/33; $2,108,564 MASTR 2003-2 2A7 5.68% CMO due 3/25/18;
             $2,984,096 MSSTR 2003-1 3A3 5.68% CMO due 2/25/33; $137,521 NASC
             1995-MD3 A1B 8.15% due 4/04/27; $1,284,400 PRIME 2003-1 A9 5.51% CMO
             due 6/25/33; $3,598,199 RALI 2002-QS19 A3 5.58% CMO due 12/25/32;
             $473,060 RALI 2002-QS12 A3 5.58% CMO due 9/25/32; $2,388,690 RALI
             2003-QS15 A5 5.50% CMO due 8/25/33; $1,585,136 RFMSI 2003-S4 A11
             5.13% CMO due 3/25/33; $3,060,016 SBM7 2001-C2 A3 6.50% CMO due
             10/13/11; $1,209,755 SASC 2003-1 1A7 5.25% CMO due 2/25/18; $3,826,088
             SASC 2003-8 2A13 5.08% due 4/25/33; $2,142,204 SAMI 2003-AR4 A2 3.84%
             CMO due 1/19/34; $346,723 SAMI 2004-AR1 2A1 3.61% due 3/19/34;
             $2,924,689 WAMU 2003-S4 2A4 5.50% CMO due 6/25/33; $323,524 WAMU
             2002-S8 2A3 5.25% CMO due 1/25/18; $1,739,598 WAMMS 2003-MS5 1A5
             5.08% CMO due 3/25/18; $167,385 WFMBS 2002-18 1A6 6.00% CMO due
             12/25/32; $562,984 WFMBS 2002-18 2AIO 0.67% CMO due 12/25/32; and
             $2,477,640 WFMBS 2004-4 A6 4.58% CMO due 5/25/34................................ $50,000,000

#18,970,000 Waterfront Funding Corp.
            2.20%, due 1/03/05...........................................     18,967,681
                                                                          --------------
            Total Money Market Instruments (Amortized Cost--$396,306,127)    396,306,127
                                                                          --------------
            TOTAL INVESTMENTS (Cost--$2,759,268,898) (160.7%)............ $3,109,741,449
                                                                          ==============

--------
* Bond ratings are not covered by the report of independent registered public accounting firm.

# This security was purchased with the cash proceeds from securities loans.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shares of the Fund.

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                              Sector Allocation*
                               December 31, 2004

                                 [CHART]

                         Electric - 48%
                         Telecommunication - 10%
                         Gas - 19%
                         REITs - 9%
                         Other - 14%

* Sector allocation is based on total investments rather than total net assets applicable to common shares and includes securities purchased with the cash collateral for securities loaned.

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2004

ASSETS:
Investments at market value:
 Common stocks (cost $1,450,893,007)....................................................... $1,738,676,478
 Preferred stocks (cost $268,306,718)......................................................    310,817,719
 Bonds (cost $641,710,047).................................................................    661,841,437
 U.S. Treasury obligations (cost $2,052,999)...............................................      2,099,688
 Money market instruments (amortized cost $396,306,127)....................................    396,306,127
                                                                                            --------------
   Total investments at value (cost $2,759,268,898) including $458,937,852 of securities loaned................................................................................  3,109,741,449
Cash.......................................................................................     10,822,845
Receivables:
 Interest..................................................................................     10,623,609
 Dividends.................................................................................      3,891,173
 Securities lending income.................................................................         74,042
Prepaid expenses...........................................................................        126,291
                                                                                            --------------
   Total Assets............................................................................ $3,135,279,409
                                                                                            ==============
LIABILITIES:
Payable for securities purchased...........................................................        737,861
Due to Adviser (Note 2)....................................................................      3,600,726
Due to Administrator (Note 2)..............................................................        908,670
Dividends payable on common stock..........................................................     17,706,489
Interest payable on remarketed preferred stock.............................................        763,570
Accrued expenses...........................................................................      1,456,327
Commercial paper outstanding (Note 6)......................................................    198,361,375
Payable upon return of securities on loan..................................................    476,307,660
Remarketed preferred stock ($.001 par value; 100,000,000 shares authorized and 5,000 shares
  issued and outstanding, liquidation preference $100,000 per share) (Note 5)..............    500,000,000
                                                                                            --------------
   Total Liabilities....................................................................... $1,199,842,678
                                                                                            --------------
CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and 221,331,117 shares issued
  and outstanding).........................................................................        221,331
Paid-in surplus............................................................................  1,912,206,510
Accumulated net realized loss on investments...............................................   (294,532,172)
Distributions in excess of net investment income...........................................    (32,930,964)
Net unrealized appreciation (depreciation) on investments and foreign currency translation.    350,472,026
                                                                                            --------------
   Net assets applicable to common stock (equivalent to $8.75 per share based on
     221,331,117 shares outstanding).......................................................  1,935,436,731
                                                                                            --------------
   Total Liabilities and Capital........................................................... $3,135,279,409
                                                                                            ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 2004

INVESTMENT INCOME:
 Interest................................................................................ $ 31,346,970
 Dividends (less withholding tax of $1,110,479)..........................................  100,912,204
 Securities lending income, net..........................................................    1,076,166
                                                                                          ------------
   Total investment income...............................................................  133,335,340

EXPENSES:
 Management fees (Note 2)................................................................   13,869,531
 Remarketed preferred stock interest expense (Note 5)....................................    7,648,757
 Commercial paper interest expense (Note 6)..............................................    3,054,415
 Administrative fees (Note 2)............................................................    3,523,906
 Transfer agent fees.....................................................................      620,700
 Custodian fees..........................................................................      574,500
 Remarketing agent fees..................................................................    1,270,833
 Shareholder reports.....................................................................      720,000
 Professional fees.......................................................................      434,175
 Directors' fees (Note 2)................................................................      525,000
 Other expenses..........................................................................      783,886
                                                                                          ------------
   Total expenses........................................................................   33,025,703
                                                                                          ------------
   Net investment income.................................................................  100,309,637
                                                                                          ------------

REALIZED AND UNREALIZED GAIN:
 Net realized gain on investments........................................................   80,322,132
 Net change in unrealized appreciation (depreciation) on investments and foreign currency translation...........................................................................  165,202,888
                                                                                          ------------
 Net realized and unrealized gain........................................................  245,525,020
                                                                                          ------------
   Net increase in net assets applicable to common stock resulting from operations....... $345,834,657
                                                                                          ============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the year    For the year
                                                                                ended           ended
                                                                             December 31,    December 31,
                                                                                 2004            2003
                                                                            --------------  --------------

FROM OPERATIONS:
 Net investment income..................................................... $  100,309,637  $  159,624,172
 Net realized gain (loss)..................................................     80,322,132     (26,744,282)
 Net change in unrealized appreciation/(depreciation) on investments and
   foreign currency translation............................................    165,202,888     159,347,831
                                                                            --------------  --------------
   Net increase in net assets applicable to common stock resulting from
     operations............................................................    345,834,657     292,227,721

DISTRIBUTIONS TO COMMON STOCKHOLDERS:
 From and in excess of net investment income...............................   (175,074,595)   (173,011,472)
                                                                            --------------  --------------
   Total distributions to common stockholders..............................   (175,074,595)   (173,011,472)

FROM CAPITAL STOCK TRANSACTIONS:
 Shares issued to common stockholders from dividend reinvestment of
   2,536,362 shares and 2,625,240 shares, respectively.....................     26,390,530      26,099,457
                                                                            --------------  --------------
 Net increase in net assets derived from capital share transactions........     26,390,530      26,099,457
                                                                            --------------  --------------
   Total increase..........................................................    197,150,592     145,315,706

TOTAL NET ASSETS APPLICABLE TO COMMON STOCK:
 Beginning of year.........................................................  1,738,286,139   1,592,970,433
                                                                            --------------  --------------
 End of year (including distributions in excess of net investment income of
   $32,930,964 and $12,501,788, respectively).............................. $1,935,436,731  $1,738,286,139
                                                                            ==============  ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF CASH FLOWS
                     For the year ended December 31, 2004

INCREASE (DECREASE) IN CASH

Cash flows provided by (used for) operating activities:
 Interest received........................................................... $    30,633,240
 Income dividends received...................................................     100,628,635
 Return of capital on investments............................................       1,585,315
 Long-term capital gains dividends received..................................       1,412,790
 Securities lending income, net..............................................       1,077,458
 Expenses paid (excluding interest)..........................................     (29,145,648)
 Interest paid on commercial paper...........................................      (2,721,313)
 Purchase of investment securities...........................................  (1,270,931,850)
 Proceeds from sale/redemption of investment securities......................   1,304,937,139
 Amortization of premiums and discounts on debt securities...................      13,035,975
                                                                              ---------------
   Net cash provided by operating activities...............................................      150,511,741

Cash Flows provided by (used for) financing activities
 Dividends paid..............................................................    (174,871,686)
 Proceeds from issuance of common stock under dividend reinvestment
   plan......................................................................      26,390,530
 Net cash used for commercial paper issuance ................................        (613,565)
                                                                              ---------------
   Net cash used in financing activities...................................................     (149,094,721)
                                                                                               -------------
Net increase in cash..........................................................................     1,417,020
Cash--beginning of year.......................................................................     9,405,825
                                                                                               -------------
Cash--end of year............................................................................. $  10,822,845
                                                                                               =============

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
 Net increase in net assets resulting from operations........................................  $ 345,834,657
   Change in investments.....................................................      34,005,288
   Net realized gain on investments .........................................     (80,322,132)
   Net change in unrealized appreciation (depreciation) on investments.......    (165,202,888)
   Return of capital on investments..........................................       1,585,315
   Long-term capital gains dividends received................................       1,412,790
   Amortization of premiums and discounts on debt securities.................      13,035,975
   Increase in interest receivable...........................................        (713,729)
   Increase in dividends receivable..........................................        (283,568)
   Increase in accrued expenses..............................................       1,158,741
   Decrease in other receivable..............................................           1,292
                                                                              ---------------
     Total adjustments...................................................................       (195,322,916)
                                                                                               -------------
Net cash provided by operating activities..................................................... $ 150,511,741
                                                                                               =============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2004

(1) SIGNIFICANT ACCOUNTING POLICIES:

   DNP SELECT INCOME FUND INC. (the "Fund") was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

   The following are the significant accounting policies of the Fund:

      (a) The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

      (b) Repurchase agreements are fully collateralized by U.S. Treasury, U.S. Government Agency and other investment grade securities. All collateral is held by an independent third-party custodian bank on behalf of the Fund until maturity of the repurchase agreement. Provisions of the agreement provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of a default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying collateral securities at market value; however realization and/or retention of the collateral may be subject to legal proceedings.

      (c) It is the Fund's policy to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss. At December 31, 2004, the Fund had tax capital loss carryforwards of $288,053,758 of which $924,278 will expire in 2007:
   $76,055,964 will expire in 2010 and $211,073,516 will expire in 2011. These capital loss carryforwards will be reduced by future realized gains, whether or not distributed (see Note 4). The Fund incurred losses in November and December of $3,868,218, which will be deferred for tax purposes and treated as if they were incurred on January 1, 2005.

      At December 31, 2004, on a tax basis, the Fund had undistributed net investment income of $0 and based on a $2,776,340,015 tax cost of investments, gross unrealized appreciation of $365,962,302 and unrealized depreciation of $32,560,868. The difference between the book basis and tax basis of distributable earnings and cost of investments are primarily a result of tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

      Due to inherent differences in the recognition and distribution of income and realized gains/losses under U.S. generally accepted accounting principles and for federal income tax purposes, permanent

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENT--(Continued)
                               December 31, 2004

   differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. The reclassifications primarily relate to premium amortization and capital loss carryforwards utilized for current year distributions. These reclassifications have no impact on the net asset value of the Fund. At December 31, 2004, the following reclassifications were recorded:

                      Accumulated net realized Distributions in excess of
      Paid-in surplus   loss on investments      net investment income
      --------------- ------------------------ --------------------------
       $(75,993,903)        $21,658,121               $54,335,782

      (d) Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for financial reporting purposes. Discounts and premiums are not amortized for tax purposes.

      (e) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) MANAGEMENT ARRANGEMENTS:

   The Fund has engaged Duff & Phelps Investment Management Co. (the "Adviser") to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, Inc. (the "Administrator") to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and .50% of average weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, "average weekly net assets" is defined as the sum of (i) the aggregate net asset value of the Fund's common stock (ii) the aggregate liquidation preference of the Fund's preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $25,000 per year plus $2,000 per board meeting, plus $1,500 per committee meeting attended. Committee Chairmen receive an additional fee of $5,000 per year. Total fees paid to directors for the year ended December 31, 2004 were $371,727.

(3) INDEMNIFICATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENT--(Continued)
                               December 31, 2004

Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(4) DIVIDENDS:

   The Board of Directors has authorized the following distributions to common stockholders from investment income in 2004:

             Record  Payable  Dividend   Record  Payable  Dividend
              Date    Date    Per Share   Date    Date    Per Share
            -------- -------- --------- -------- -------- ---------
            01-30-04 02-10-04   $.065   07-30-04 08-10-04   $.065
            02-27-04 03-10-04    .065   08-31-04 09-10-04    .065
            03-31-04 04-12-04    .065   09-30-04 10-12-04    .065
            04-30-04 05-10-04    .065   10-29-04 11-10-04    .065
            05-28-04 06-10-04    .065   11-30-04 12-10-04    .065
            06-30-04 07-12-04    .065   12-31-04 01-10-05    .080

The Fund declares and pays dividends monthly. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax basis of all Fund distributions in 2003 and 2004 was ordinary income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders derived from realized gains will be treated as ordinary income for tax purposes.

(5) REMARKETED PREFERRED STOCK:

   In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock ("RP") in five series of 1,000 shares each at a public offering price of $100,000 per share. The underwriting discount and other expenses incurred in connection with the issuance of the RP were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP are cumulative at a rate which was initially established for each series at its offering. Since the initial offering of each series, the dividend rate on each series has been reset every 49 days by a remarketing process. Dividend rates ranged from 1.040% to 2.249% during the year ended December 31, 2004.

   The RP is redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the RP, and the RP is subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain as follows: Series A--November 28, 2012; Series B--November 18, 2015; Series C--November 7, 2018; Series D--December 22, 2021; and Series E--December 11, 2024.

   In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share, except that the holders of the RP, as a class, vote to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and the Common Stock. The RP has a liquidation preference of $100,000 per share plus accumulated and unpaid dividends.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENT--(Continued)
                               December 31, 2004


(6) COMMERCIAL PAPER:

   The Board of Directors has authorized the Fund to issue up to $200,000,000 of Commercial Paper Notes (the "Notes") in minimum denominations of $100,000 with maturities up to 270 days. The Notes generally will be sold on a discount basis, but may be sold on an interest-bearing basis. The Notes are not redeemable by the Fund nor are they subject to voluntary prepayment prior to maturity. The aggregate amount of Notes outstanding changes from time to time. The Notes are unsecured, general obligations of the Fund. The Fund has entered into a credit agreement to provide liquidity. The Fund is able to request loans under the credit agreement of up to $100,000,000 at any one time, subject to certain restrictions. Interest rates on the Notes ranged from 1.21% to 2.71% during the year ended December 31, 2004. At December 31, 2004, the Fund had Notes outstanding of $198,361,375.

(7) INVESTMENT TRANSACTIONS:

   For the year ended December 31, 2004, purchases and sales of investment securities (excluding short-term securities) were $1,110,681,065 and $1,069,959,485, respectively.

   The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. At December 31, 2004, the Fund had loaned portfolio securities with a market value of $458,937,852 to a broker/dealer and received $476,307,660 of cash collateral. This cash was invested in securities as shown in the Schedule of Investments.

                          DNP SELECT INCOME FUND INC.

           FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   The table below provides information about income and capital changes for a share of common stock outstanding throughout the years indicated:

                                                           For the year ended December 31
                                            -----------------------------------------------------------
                                               2004        2003         2002        2001        2000
                                            ----------  ----------  ----------   ----------  ----------
Net asset value:
 Beginning of year......................... $     7.94  $     7.37  $     9.18   $    10.51  $     8.77
                                            ----------  ----------  ----------   ----------  ----------
Net investment income (1)(2)...............       0.54        0.75        0.79         0.77        0.88
Net realized gain (loss) and change in
  unrealized appreciation/(depreciation) on
  investments..............................       1.06        0.62       (1.78)       (1.23)       1.76
Dividends on preferred stock from net
  investment income (1)....................         --          --       (0.04)       (0.08)      (0.11)
                                            ----------  ----------  ----------   ----------  ----------
Total from investment operations applicable
  to common shares.........................       1.60        1.37       (1.03)       (0.54)       2.53
Dividends on common stock from and in
  excess of net investment income..........      (0.79)      (0.80)      (0.78)       (0.79)      (0.79)
                                            ----------  ----------  ----------   ----------  ----------
Net asset value:
 End of year............................... $     8.75  $     7.94  $     7.37   $     9.18  $    10.51
                                            ==========  ==========  ==========   ==========  ==========
Per share market value:
 End of year............................... $    11.92  $    10.96  $     9.90   $    11.06  $    10.50
Ratio of expenses to average net assets
  applicable to common stock (1)...........       1.86%       1.89%       1.44%        1.57%       1.79%
Ratio of net investment income to average
  net assets applicable to common
  stock (1)(2).............................       5.63%       9.88%       9.63%        8.63%       9.73%
Total investment return on market value....      17.35%      19.82%      (3.04%)      13.67%      37.37%
Portfolio turnover rate (2)................      43.71%     242.69%     197.27%      213.48%     229.70%
Net assets applicable to common stock, end
  of year (000s omitted)................... $1,935,437  $1,738,286  $1,592,970   $1,959,697  $2,216,014

--------
(1)Since the adoption of FAS 150 in 2003, dividends on preferred stock are included in interest expense and are part of net investment income. Absent this change in accounting, per share net investment income and dividends on preferred stock would have been $.58 and $.03, respectively in 2004 and $.78 and $.03, respectively in 2003.
(2)In 2004, the Fund reduced its use of short-term trading strategies designed to capture dividend income and made increased use of realized gains to supplement its investment income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders derived from such realized gains will be treated as ordinary income for tax purposes. In addition, the reduced use of short-term trading strategies reduced the Fund's portfolio turnover rate during 2004.

Information about Directors and Officers of the Fund

   Set forth below are the names and certain biographical information about the directors and officers of the Fund. Directors are divided into three classes and are elected to serve staggered three-year terms. Except as indicated in the table, directors are elected by the holders of the Fund's common stock. The officers are elected at the annual meeting of the board of directors of the Fund.

         Name,           Position with the Fund,
        Address           Length of Time Served         Principal Occupation During Past 5 Years
        and Age            and Term of Office                    and Other Affiliations
        -------          -----------------------        ----------------------------------------

Interested Director of the Fund

Claire V. Hansen*...... Chairman and Director     Senior Advisor to the Board of Directors, Phoenix
55 East Monroe Street   since January 1987        Investment Partners, Ltd. since November 1995;
Chicago, Illinois 60603 Current term expires 2005 President and Chief Executive Officer, DNP Select
Age 79                                            Income Fund Inc. January 2000-February 2001;
                                                  Senior Advisor to the Board of Directors, Duff &
                                                  Phelps Corporation, 1988-November 1995
                                                  (Chairman of the Board, 1987-1988; Chairman of the
                                                  Board and Chief Executive Officer prior thereto);
                                                  Chairman of the Board, Duff & Phelps Investment
                                                  Management Co., 1985-1987

Independent Directors of the Fund

Stewart E. Conner ..... Director since April 2004 Attorney, Wyatt Tarrant & Combs, LLP since 1966
500 West Jefferson St.  Current term expires 2007 (Chairman, Executive Committee 2000-2004,
Louisville, Kentucky                              Managing Partner 1988-2000); Director, Louisville
40202                                             Water Company
Age 63

Connie K. Duckworth ... Director since April 2002 Partner, Eight Wings Enterprises (investor in early-
77 Stone Gate Lane      Current term expires 2005 stage businesses) since December 2001; Advisory
Lake Forest, Illinois                             Director, Goldman, Sachs & Company, December
60045                                             2000-December 2001 (Managing Director, December
Age 50                                            1996-December 2000, Partner 1990-1996, Chief
                                                  Operating Officer of Firmwide Diversity Committee
                                                  1990-1995); Director, Smurfit-Stone Container
                                                  Corporation (packaging manufacturer); Trustee,
                                                  Northwestern Mutual Life Insurance Company;
                                                  Director and Vice Chairman, Evanston Northwestern
                                                  Health Care Corporation; Member, Board of
                                                  Overseers, Wharton School of the University of
                                                  Pennsylvania; Founder and President, Arzu, Inc.
                                                  (nonprofit corporation created to raise awareness of
                                                  Afghan women through sale of homemade rugs)

         Name,            Position with the Fund,
        Address            Length of Time Served            Principal Occupation During Past 5 Years
        and Age             and Term of Office                       and Other Affiliations
        -------           -----------------------           ----------------------------------------

Robert J. Genetski**... Director since April 2001   President, Robert Genetski & Associates, Inc.
107 Park Street         Current term expires 2007   (economic and financial consulting firm) since 1991;
Saugatuck, MI 49451                                 Senior Managing Director, Chicago Capital, Inc.
Age 62                                              (financial services firm) 1995-2001; former Senior
                                                    Vice President and Chief Economist, Harris Trust &
                                                    Savings Bank; Director, Midwest Bank and Trust
                                                    Company; author of several books; regular
                                                    contributor to the Nikkei Financial Daily

Francis E. Jeffries***. Director since January 1987 Chairman of the Board, DTF Tax Free Income Inc.
8477 Bay Colony Drive   Vice Chairman since April   and Duff & Phelps Utility and Corporate Bond Trust
Naples, Florida 34108   2004                        Inc. (the "DTF and DUC Funds") since September
Age 74                  Current term expires 2007   1991 and November 1992, respectively (President,
                                                    January 2000-February 2004), Chairman, Phoenix
                                                    Investment Partners, Ltd. November 1995-May
                                                    1997; Chairman and Chief Executive Officer, Duff &
                                                    Phelps Corporation, June 1993-November 1995
                                                    (President and Chief Executive Officer, January
                                                    1992-June 1993); Chairman of the Board, Duff &
                                                    Phelps Investment Management Co. 1988-1993

Nancy Lampton** ....... Director since October 1994 Chairman and Chief Executive Officer, Hardscuffle
3 Riverfront Plaza      Current term expires 2006   Inc. (insurance holding company) since January 2000;
471 West Main Street                                Chairman and Chief Executive Officer, American Life
Louisville, Kentucky                                and Accident Insurance Company of Kentucky since
40202                                               1971; Director, Constellation Energy Group, Inc.
Age 62                                              (public utility holding company), Advisory Board
                                                    Member, Thorium Power, Inc. (designer of non-
                                                    proliferative fuel for nuclear energy needs)

Christian H. Poindexter Director since May 2003     Retired Chairman and Chief Executive Officer,
1997 Annapolis          Current term expires 2006   Constellation Energy Group, Inc. (public utility holding
Exchange Pkwy.                                      company) (Executive Committee Chairman, July 2002-
Annapolis, Maryland                                 March 2003; Chairman of the Board, April 1999-July
21401                                               2002; Chief Executive Officer, April 1999-October
Age 66                                              2001; President, April 1999-October 2000); Chairman,
                                                    Baltimore Gas and Electric Company, January 1993-
                                                    July 2002 (Chief Executive Officer, January 1993-July
                                                    2000; President, March 1998-October 2000; Director,
                                                    1988-2003); Director, Mercantile Bankshares
                                                    Corporation (bank holding company); Director, The
                                                    Baltimore Life Insurance Company; Member, Finance
                                                    and Investment Committee, National Executive Board,
                                                    Boy Scouts of America

         Name,           Position with the Fund,
        Address           Length of Time Served         Principal Occupation During Past 5 Years
        and Age            and Term of Office                    and Other Affiliations
        -------          -----------------------        ----------------------------------------

Carl F. Pollard........ Director since April 2002 Owner, Hermitage Farm L.L.C. (Thoroughbred
10500 W. U.S. Hwy 42    Current term expires 2005 breeding) since January 1995; Chairman, Columbia
Goshen, Kentucky 40026                            Healthcare Corporation 1993-1994; Chairman and
Age 66                                            Chief Executive Officer, Galen Health Care, Inc.
                                                  March-August 1993; President and Chief Operating
                                                  Officer, Humana Inc. 1991-1993 (previously Senior
                                                  Executive Vice President, Executive Vice President
                                                  and Chief Financial Officer); Chairman and Director,
                                                  Churchill Downs Incorporated

David J. Vitale ....... Director since April 2000 Chief Administrative Officer, Chicago Public Schools
125 South Clark Street  Current term expires 2006 since April 2003; Private investor November 2002-
16th Floor                                        April 2003; President and Chief Executive Officer,
Chicago, Illinois 60603                           Board of Trade of the City of Chicago, Inc., March
Age 58                                            2001-November 2002; Retired executive 1999-2001;
                                                  Vice Chairman and Director, Bank One Corporation,
                                                  1998-1999; Vice Chairman and Director, First
                                                  Chicago NBD Corporation, and President, The First
                                                  National Bank of Chicago, 1995-1998; Vice
                                                  Chairman, First Chicago Corporation and The First
                                                  National Bank of Chicago, 1993-1998 (Director,
                                                  1992-1998; Executive Vice President, 1986-1993);
                                                  Director, ISO New England Inc. (not for profit
                                                  independent system operator of New England's
                                                  electricity supply), Ariel Capital Management, Inc.,
                                                  Ark Investment Management and Wheels, Inc.

   Additional information about the Fund's directors is contained in the Statement of Additional Information ("SAI") constituting Part B of the Fund's Registration Statement on Form N-2 filed with the Securities and Exchange Commission ("SEC"). The most recent post-effective amendment to that Registration Statement is available electronically at the SEC's Internet web site, http://www.sec.gov. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who so requests by calling the Administrator at (888) 878-7845 (toll-free).
--------
  *Mr. Hansen is deemed to be an "interested person" of the Fund under the Investment Company Act of 1940 because of his positions with the Fund and with Phoenix Investment Partners, Ltd., parent company of the Fund's investment adviser.
 **Elected by the holders of the Fund's preferred stock.
***Mr. Jeffries oversees 28 portfolios in the fund complex to which the Fund belongs. Although the Fund does not hold itself out as a member of a fund complex, applicable SEC rules define the fund complex to which the Fund belongs to include all registered investment companies that have an investment adviser that is an "affiliated person" (as defined in the Investment Company Act of 1940) of the Fund's investment adviser.


Officers of the Fund
         Name,            Position with the Fund,
        Address            Length of Time Served           Principal Occupation During Past 5 Years
        and Age             and Term of Office                      and Other Affiliations
        -------           -----------------------          ----------------------------------------

Nathan I. Partain ..... President and Chief         President, Duff & Phelps Utility and Corporate Bond
55 East Monroe Street   Executive Officer, since    Trust Inc. and DTF Tax Free Income Inc. since
Chicago, Illinois 60603 February 2001; (Chief       February 2004; Executive Vice President, Duff &
Age 48                  Investment Officer since    Phelps Investment Management Co. since January
                        January 1998; Executive     1997; Director of Utility Research, Phoenix
                        Vice President, April 1998- Investment Partners, Ltd., 1989-1996 (Director of
                        February 2001; Senior Vice  Equity Research, 1993-1996 and Director of Fixed
                        President, January 1997-    Income Research, 1993); Director, Otter Tail
                        April 1998)                 Corporation

T. Brooks Beittel ..... Secretary and Senior Vice   Senior Vice President, Duff & Phelps Investment
55 East Monroe Street   President, since January    Management Co. since 1993 (Vice President
Chicago, Illinois 60603 1995; Treasurer, January    1987-1993)
Age 54                  1995-September 2002

Michael Schatt ........ Senior Vice President since Senior Vice President, Duff & Phelps Investment
55 East Monroe Street   April 1998 (Vice President, Management Co. since January 1997; Managing
Chicago, Illinois 60603 January 1997-April 1998)    Director, Phoenix Investment Partners, Ltd., 1994-
Age 57                                              1996

Joseph C. Curry, Jr. .. Treasurer since September   Senior Vice President, J.J.B. Hilliard, W.L. Lyons,
Hilliard Lyons Center   2002; Vice President since  Inc. since 1994 (Vice President 1982-1994); Vice
Louisville, Kentucky    April 1988                  President Hilliard Lyons Trust Company; President,
40202                                               Hilliard-Lyons Government Fund, Inc.; Vice
Age 60                                              President and Assistant Treasurer, Senbanc Fund

Joyce B. Riegel ....... Chief Compliance Officer    Chief Compliance Officer, Duff & Phelps Utility and
55 East Monroe Street   since February 2004.        Corporate Bond Trust Inc. and DTF Tax Free Income
Chicago, Illinois 60603                             Inc. since August 2004; Chief Compliance Officer,
Age: 50                                             Duff & Phelps Investment Management Co. since
                                                    August 2002; Vice President and Chief Compliance
                                                    Officer, Stein Roe Investment Counsel LLC January
                                                    2001-August 2002; Vice President and Compliance
                                                    Officer, Stein Roe & Farnham Incorporated July
                                                    1996-December 2000

Dianna P. Wengler ..... Assistant Vice President    Vice President, J.J.B. Hilliard, W.L. Lyons, Inc. since
Hilliard Lyons Center   since April 2004; Assistant 1990; Vice President, Hilliard-Lyons Government
Louisville, Kentucky    Secretary since April 1988  Fund, Inc.
40202
Age 44

                  Information about Proxy Voting by the Fund

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund's web site at http://www.dnpselectincome.com or on the SEC's web site at http://www.sec.gov.

   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund's website at http://www.dnpselectincome.com or the SEC's website at http://www.sec.gov.

                Information about the Fund's Portfolio Holdings

   The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund's Form N-Q is available on the Fund's website at http://www.dnpselectincome.com.

                          CEO and CFO Certifications

   In 2004, the Fund's chief executive officer ("CEO") provided to the New York Stock Exchange the annual CEO certification regarding the Fund's compliance with the New York Stock Exchange's corporate governance listing standards. In addition, the Fund's CEO and the Fund's chief financial officer filed with the SEC all required certifications regarding the quality of the Fund's public disclosures in its reports filed with the SEC during 2004.

Board of Directors

STEWART E. CONNER

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman

FRANCIS E. JEFFRIES, CFA
Vice Chairman

NATHAN I. PARTAIN, CFA
President, Chief Executive Officer and Chief Investment Officer

JOYCE B. RIEGEL
Chief Compliance Officer

T. BROOKS BEITTEL, CFA
Senior Vice President
and Secretary

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President and Treasurer

DIANNA P. WENGLER
Assistant Vice President and Assistant Secretary
DNP Select
Income Fund Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
190 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                     DNP Select
                                                               Income Fund Inc.

                                                                        Annual
                                                                        Report


                                                                        December
                                                                        31, 2004

                                    [GRAPHIC]

                                      4th

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the registrant has adopted a Code of Business Conduct and Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant's principal financial officer also performs the functions of principal accounting officer.

          The text of the registrant's Code of Business Conduct and Ethics is posted on the registrant's web site at http://www.dnpselectincome.com. In the event that the registrant makes any amendment to or grants any waiver from the provisions of its Code of Business Conduct and Ethics, the registrant intends to disclose such amendment or waiver on its web site within five business days.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The registrant's board of directors has determined that two members of its audit committee, Christian H. Poindexter and Carl F. Pollard, are audit committee financial experts and that each of them is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          The information required by this Item is incorporated by reference from the section captioned "Audit and Non-Audit Fees" in the registrant's definitive proxy statement filed within 120 days after the end of the fiscal year covered by this report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (the "Exchange Act"). The members of the committee are Connie K. Duckworth, Robert J. Genetski, Christian H. Poindexter and Carl
     F. Pollard.

ITEM 6. SCHEDULE OF INVESTMENTS

          Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                      PROXY VOTING POLICIES AND PROCEDURES
                              Adopted May 13, 2003

I. Definitions. As used in these Policies and Procedures, the following terms shall have the meanings ascribed below:

     A.   "Adviser" refers to Duff & Phelps Investment Management Co. ("DPIM").

     B. "corporate governance matters" refers to changes involving the corporate ownership or structure of an issuer whose securities are within a portfolio holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions.

     C. "Delegate" refers to the Adviser, any proxy committee to which the Adviser delegates its responsibilities hereunder and any qualified, independent organization engaged by the Adviser to vote proxies on behalf of the Fund.

     D. "executive compensation matters" refers to stock option plans and other executive compensation issues.

     E.   "Fund" refers to DNP Select Income Fund Inc.

     F. "portfolio holding" refers to any company or entity whose securities are held within the investment portfolio of the Fund as of the date a proxy is solicited.

     G. "proxy contests" refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.

     H.   "social issues" refers to social, political and environmental issues.

     I. "takeover" refers to "hostile" or "friendly" efforts to effect radical change in the voting control of the board of directors of a company.

II. General policy. It is the intention of the Fund to exercise stock ownership rights in portfolio holdings in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interests in voting proxies and address any such conflict of interest in accordance with these Policies and Procedures.

III. Factors to consider when voting.

     A. The Delegate may abstain from voting when it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

     B. In analyzing anti-takeover measures, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debt levels.

     C. In analyzing proxy contests for control, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     D. In analyzing contested elections for director, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

     E. In analyzing corporate governance matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer's state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or "conditioned" proxy proposals.

     F. In analyzing executive compensation matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

     G. The Delegate shall generally vote against shareholder proposals on social issues, except where the Delegate determines that a different position would be in the clear economic interests of the Fund and its shareholders.

IV.  Responsibilities of Delegates.

     A. In voting proxies on behalf of the Fund, each Delegate shall have a duty of care to safeguard the best interests of the Fund and its shareholders and to act in accordance with these Policies and Procedures.

     B. The Adviser may delegate its responsibilities hereunder to a proxy committee established from time to time by the Adviser and may engage one or more qualified, independent organizations to vote proxies on behalf of the Fund. The Adviser shall be responsible for the ensuring that any such Delegate is informed of and complies with these Policies and Procedures.

     C. No Delegate shall accept direction or inappropriate influence from any other client or third party, or from any director, officer or employee of any affiliated company, and shall not cast any vote inconsistent with these Policies and Procedures without obtaining the prior approval of the Board of Directors of the Fund or its duly authorized representative.

V.   Conflicts of interest

     A. The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for portfolio holdings between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other hand. The Board of Directors may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.

     B. While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board of Directors or its duly authorized representative may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing Delegates to vote) proxies pertaining to portfolio holdings:
          (i) vote pursuant to the recommendation of the proposing Delegate;
          (ii) abstain from voting; or (iii) rely on the recommendations of an established, independent third party with qualifications to vote proxies, such as Institutional Shareholder Services.

     C. The Adviser shall promptly notify the Board of Directors of the Fund promptly after becoming aware that any actual or potential conflict of interest exists and shall seek the Board of Directors' recommendations for protecting the best interests of Fund's shareholders. The Adviser shall not waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Directors or its duly authorized representative.

VI.  Miscellaneous.

     A. A copy of the current Proxy Voting Policies and Procedures and the voting records for the Fund, reconciling proxies with portfolio holdings and recording proxy voting guideline compliance and justification, shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website.

     B. In the event that a determination, authorization or waiver under these Policies and Procedures is requested at a time other than a regularly scheduled meeting of the Board of Directors, the Chairman of the Audit Committee shall be the duly authorized representative of the Board of Directors with the authority and responsibility to interpret and apply these Policies and Procedures and shall provide a report of his or her determinations at the next following meeting of the Board of Directors.

     C. The Adviser shall present a report of any material deviations from this Statement of Policy at every regularly scheduled meeting of the Board of Directors and shall provide such other reports as the Board of Directors may request from time to time. The Adviser shall provide to the Fund or any shareholder a record of its effectuation of proxy voting pursuant to this Statement of Policy at such times and in such format or medium as the Fund shall reasonably request. The Adviser shall be solely responsible for complying with the disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rule 206(4)-6 under the Investment Advisers Act of 1940. The Adviser shall gather, collate and present information relating to the its proxy voting activities of those of each Delegate in such format and medium as the Fund shall determine from time to time in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended.

     D. The Adviser shall pay all costs associated with proxy voting for portfolio holdings pursuant to these Policies and Procedures and assisting the Fund in providing public notice of the manner in which such proxies were voted.

     E. In performing its duties hereunder, any Delegate may engage the services of a research and/or voting adviser, the cost of which shall be borne by such Delegate.

     F. These Policies and Procedures shall be presented to the Board of Directors annually for their amendment and/or approval.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to annual reports for the period ended December 31, 2004.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          During the period covered by this report, no purchases were made by or on behalf of the registrant or any "affiliated purchaser" (as defined in Rule 10b-18(a)(3) under the Exchange Act) of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          No changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors have been implemented after the registrant last provided disclosure in response to the requirements of
     Item 7(d)(2)(ii)(G) of Schedule 14A (i.e., in the registrant's Proxy Statement dated March 1, 2004) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

          (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)   Exhibit 99.CERT      Certifications pursuant to Section 302 of the
                                Sarbanes-Oxley Act of 2002

     (b)   Exhibit 99.906CERT   Certifications pursuant to Section 906 of the
                                Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        DNP SELECT INCOME FUND INC.


By (Signature and Title)*           /s/ Nathan I. Partain
                                    --------------------------------------------
                                    Nathan I. Partain
                                    President and Chief Executive Officer

Date                                March 2, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Nathan I. Partain
                                    --------------------------------------------
                                    Nathan I. Partain
                                    President and Chief Executive Officer

Date                                March 2, 2005


By (Signature and Title)*           /s/ Joseph C. Curry, Jr.
                                    --------------------------------------------
                                    Joseph C. Curry
                                    Vice President and Treasurer
                                    (principal financial officer)

Date                                March 2, 2005

* Print the name and title of each signing officer under his or her signature.